UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Mid Cap Value Fund

SEMIANNUAL REPORT

March 31, 2012

MDV-SEM

MFS® MID CAP VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession, and that region’s leaders striving to address sovereign debt crises. At the same time, many emerging countries are enjoying a period of strong growth, propelled by the emergence of a middle class.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. That platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Allied World Assurance Co.	1.5%
NVR, Inc.	1.4%
Aon Corp.	1.3%
Stanley Black & Decker, Inc.	1.3%
FMC Corp.	1.1%
Celanese Corp.	1.1%
CMS Energy Corp.	1.1%
J.M. Smucker Co.	1.1%
Affiliated Managers Group, Inc.	1.0%
Sherwin-Williams Co.	1.0%

Equity sectors
Financial Services	22.8%
Utilities & Communications	10.2%
Basic Materials	9.2%
Industrial Goods & Services	7.3%
Leisure	7.1%
Autos & Housing	6.8%
Health Care	6.6%
Energy	6.6%
Consumer Staples	6.3%
Retailing	6.0%
Technology	5.4%
Special Products & Services	3.0%
Transportation	1.0%

Percentages are based on net assets as of 3/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2011 through March 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2011 through March 31, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Expenses Paid During Period (p) 10/01/11-3/31/12
A	Actual	1.21%	$1,000.00	$1,254.08	$6.82
	Hypothetical (h)	1.21%	$1,000.00	$1,018.95	$6.11
B	Actual	1.96%	$1,000.00	$1,250.00	$11.03
	Hypothetical (h)	1.96%	$1,000.00	$1,015.20	$9.87
C	Actual	1.96%	$1,000.00	$1,250.23	$11.03
	Hypothetical (h)	1.96%	$1,000.00	$1,015.20	$9.87
I	Actual	0.96%	$1,000.00	$1,256.15	$5.41
	Hypothetical (h)	0.96%	$1,000.00	$1,020.20	$4.85
R1	Actual	1.96%	$1,000.00	$1,250.46	$11.03
	Hypothetical (h)	1.96%	$1,000.00	$1,015.20	$9.87
R2	Actual	1.46%	$1,000.00	$1,253.88	$8.23
	Hypothetical (h)	1.46%	$1,000.00	$1,017.70	$7.36
R3	Actual	1.21%	$1,000.00	$1,254.57	$6.82
	Hypothetical (h)	1.21%	$1,000.00	$1,018.95	$6.11
R4	Actual	0.96%	$1,000.00	$1,256.68	$5.42
	Hypothetical (h)	0.96%	$1,000.00	$1,020.20	$4.85
529A	Actual	1.26%	$1,000.00	$1,255.33	$7.10
	Hypothetical (h)	1.26%	$1,000.00	$1,018.70	$6.36
529B	Actual	2.01%	$1,000.00	$1,249.53	$11.30
	Hypothetical (h)	2.01%	$1,000.00	$1,014.95	$10.13
529C	Actual	2.01%	$1,000.00	$1,249.31	$11.30
	Hypothetical (h)	2.01%	$1,000.00	$1,014.95	$10.13

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
Issuer	Shares/Par	Value ($)

Aerospace - 0.8%
Precision Castparts Corp.	45,795	$7,917,955

Airlines - 0.3%
United Continental Holdings, Inc. (a)	144,870	$3,114,705

Apparel Manufacturers - 1.8%
Hanesbrands, Inc. (a)	257,108	$7,594,970
PVH Corp.	64,508	5,762,500
VF Corp.	27,680	4,040,726

		$17,398,196
Automotive - 1.5%
Delphi Automotive PLC (a)	249,070	$7,870,612
Lear Corp.	147,810	6,871,687

		$14,742,299
Broadcasting - 2.2%
Interpublic Group of Cos., Inc.	687,707	$7,846,737
Nielsen Holdings B.V. (a)	194,229	5,854,062
Scripps Networks Interactive, Inc., “A”	149,100	7,259,679

		$20,960,478
Brokerage & Asset Managers - 2.5%
Affiliated Managers Group, Inc. (a)	87,676	$9,803,054
Evercore Partners, Inc.	110,000	3,197,700
GFI Group, Inc.	1,046,442	3,934,622
TD AMERITRADE Holding Corp.	346,913	6,848,063

		$23,783,439
Business Services - 2.4%
Brenntag AG	24,956	$3,056,119
CoreLogic, Inc. (a)	360,270	5,879,606
Dun & Bradstreet Corp.	98,987	8,387,169
Fiserv, Inc. (a)	85,130	5,907,171

		$23,230,065
Cable TV - 2.1%
Cablevision Systems Corp., “A”	221,920	$3,257,786
Charter Communications, Inc., “A” (a)	115,331	7,317,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - continued
Dish Network Corp., “A”	150,679	$4,961,859
Virgin Media, Inc.	203,290	5,078,184

		$20,615,581
Chemicals - 1.1%
Celanese Corp.	231,920	$10,710,066

Computer Software - 2.9%
Check Point Software Technologies Ltd. (a)	125,701	$8,024,752
Compuware Corp. (a)	283,637	2,606,624
Fair Isaac Corp.	158,759	6,969,520
Parametric Technology Corp. (a)	121,050	3,382,137
Symantec Corp. (a)	351,715	6,577,070

		$27,560,103
Computer Software - Systems - 0.7%
Xerox Corp.	841,950	$6,802,956

Construction - 4.8%
Lennox International, Inc.	112,066	$4,516,260
NVR, Inc. (a)	18,250	13,255,523
Owens Corning (a)	190,551	6,865,553
Sherwin-Williams Co.	88,848	9,655,112
Stanley Black & Decker, Inc.	162,109	12,475,909

		$46,768,357
Consumer Products - 1.0%
Energizer Holdings, Inc. (a)	88,864	$6,591,932
International Flavors & Fragrances, Inc.	56,735	3,324,671

		$9,916,603
Consumer Services - 0.6%
H&R Block, Inc.	345,402	$5,688,771

Containers - 3.0%
Ball Corp.	195,333	$8,375,879
Greif, Inc., “A”	98,700	5,519,304
Owens-Illinois, Inc. (a)	171,015	3,991,490
Sealed Air Corp.	205,380	3,965,888
Silgan Holdings, Inc.	166,790	7,372,118

		$29,224,679

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 2.0%
Amphenol Corp., “A”	91,380	$5,461,783
Sensata Technologies Holding B.V. (a)	164,030	5,491,724
Tyco International Ltd.	146,600	8,235,988

		$19,189,495
Electronics - 1.8%
KLA-Tencor Corp.	95,110	$5,175,886
Microchip Technology, Inc.	205,686	7,651,519
Semtech Corp. (a)	67,119	1,910,207
Ultratech, Inc. (a)	98,550	2,855,979

		$17,593,591
Energy - Independent - 4.6%
Berry Petroleum Corp., “A”	71,822	$3,384,971
Cabot Oil & Gas Corp.	184,066	5,737,337
Celtic Exploration Ltd. (a)	126,870	1,849,406
CONSOL Energy, Inc.	110,116	3,754,956
CVR Energy, Inc. (a)	142,490	3,811,607
EQT Corp.	140,240	6,760,970
Noble Energy, Inc.	82,089	8,026,662
QEP Resources, Inc.	201,374	6,141,907
SM Energy Co.	38,480	2,723,230
WPX Energy, Inc. (a)	105,290	1,896,273

		$44,087,319
Engineering - Construction - 0.7%
Fluor Corp.	114,036	$6,846,721

Food & Beverages - 4.8%
Britvic PLC	406,551	$2,501,622
Bunge Ltd.	132,800	9,088,832
Coca-Cola Enterprises, Inc.	240,340	6,873,724
Corn Products International, Inc.	124,970	7,204,520
J.M. Smucker Co.	128,699	10,470,951
McCormick & Co., Inc.	69,234	3,768,407
Mead Johnson Nutrition Co., “A”	77,549	6,396,242

		$46,304,298
Forest & Paper Products - 0.5%
Schweitzer-Mauduit International, Inc.	68,990	$4,764,449

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 0.6%
Royal Caribbean Cruises Ltd.	89,477	$2,633,308
WMS Industries, Inc. (a)	149,131	3,538,879

		$6,172,187
General Merchandise - 1.2%
Dollar General Corp. (a)	154,136	$7,121,083
Kohl’s Corp.	95,120	4,758,854

		$11,879,937
Health Maintenance Organizations - 0.3%
Humana, Inc.	32,420	$2,998,202

Insurance - 7.2%
Allied World Assurance Co.	215,582	$14,804,016
Aon Corp.	258,769	12,695,207
Everest Re Group Ltd.	77,216	7,144,024
Genworth Financial, Inc. (a)	381,653	3,175,353
Hanover Insurance Group, Inc.	112,876	4,641,461
Hartford Financial Services Group, Inc.	197,064	4,154,109
Prudential Financial, Inc.	76,329	4,838,495
Symetra Financial Corp.	440,453	5,078,423
Unum Group	261,854	6,410,186
Willis Group Holdings PLC	180,296	6,306,754

		$69,248,028
Leisure & Toys - 1.5%
Activision Blizzard, Inc.	228,990	$2,935,652
Hasbro, Inc.	136,072	4,996,564
Mattel, Inc.	206,210	6,941,029

		$14,873,245
Machinery & Tools - 2.6%
Allison Transmission Holdings, Inc. (a)	246,460	$5,885,465
Cummins, Inc.	67,233	8,070,649
Gardner Denver, Inc.	54,742	3,449,841
Joy Global, Inc.	69,950	5,141,325
Polypore International, Inc. (a)(l)	83,470	2,934,805

		$25,482,085
Major Banks - 3.5%
Comerica, Inc.	186,937	$6,049,281
Huntington Bancshares, Inc.	1,198,210	7,728,454
KeyCorp	642,603	5,462,126

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Regions Financial Corp.	1,002,170	$6,604,300
SunTrust Banks, Inc.	317,770	7,680,501

		$33,524,662
Medical & Health Technology & Services - 2.5%
AmerisourceBergen Corp.	152,778	$6,062,231
Cross Country Healthcare, Inc. (a)	247,261	1,238,778
Health Management Associates, Inc., “A” (a)	692,514	4,653,694
Lincare Holdings, Inc.	96,106	2,487,223
McKesson Corp.	57,110	5,012,545
Quest Diagnostics, Inc.	45,873	2,805,134
Universal Health Services, Inc.	54,880	2,300,021

		$24,559,626
Medical Equipment - 3.4%
CareFusion Corp. (a)	130,960	$3,395,793
Covidien PLC	100,490	5,494,793
DENTSPLY International, Inc.	206,454	8,284,999
Pall Corp.	34,413	2,052,047
PerkinElmer, Inc.	296,075	8,189,434
Teleflex, Inc.	88,753	5,427,246

		$32,844,312
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc.	75,894	$5,256,418

Natural Gas - Distribution - 2.4%
AGL Resources, Inc.	194,464	$7,626,878
NorthWestern Corp.	128,078	4,541,646
Spectra Energy Corp.	241,629	7,623,395
Vectren Corp.	131,530	3,822,262

		$23,614,181
Oil Services - 2.0%
Cameron International Corp. (a)	63,964	$3,379,218
Dresser-Rand Group, Inc. (a)	157,698	7,315,610
Ensco International PLC, ADR	164,510	8,707,514

		$19,402,342
Other Banks & Diversified Financials - 6.3%
Brookline Bancorp, Inc.	524,272	$4,912,429
CapitalSource, Inc.	509,420	3,362,172
CIT Group, Inc. (a)	169,755	7,000,696

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Discover Financial Services	274,450	$9,150,163
Fifth Third Bancorp	483,980	6,799,919
First Niagara Financial Group, Inc.	505,660	4,975,694
People’s United Financial, Inc.	441,783	5,849,207
Western Union Co.	421,910	7,425,616
Wintrust Financial Corp.	216,144	7,735,794
Zions Bancorporation	189,710	4,071,177

		$61,282,867
Pharmaceuticals - 0.4%
Hospira, Inc. (a)	112,646	$4,211,834

Pollution Control - 1.2%
Republic Services, Inc.	220,299	$6,732,337
Waste Connections, Inc.	151,077	4,914,535

		$11,646,872
Printing & Publishing - 0.3%
Moody’s Corp.	76,264	$3,210,714

Railroad & Shipping - 0.7%
Kansas City Southern Co. (a)	95,108	$6,818,293

Real Estate - 3.3%
Annaly Mortgage Management, Inc., REIT	365,510	$5,782,368
Big Yellow Group PLC, REIT	722,021	3,279,840
BioMed Realty Trust, Inc., REIT	418,120	7,935,918
Entertainment Properties Trust, REIT	195,780	9,080,276
Mack-Cali Realty Corp., REIT	186,110	5,363,690

		$31,442,092
Restaurants - 0.4%
P.F. Chang’s China Bistro, Inc.	107,739	$4,257,845

Specialty Chemicals - 4.0%
Air Products & Chemicals, Inc.	45,532	$4,179,838
Airgas, Inc.	57,149	5,084,547
Albemarle Corp.	70,630	4,514,670
FMC Corp.	104,015	11,011,028
LyondellBasell Industries N.V., “A”	87,650	3,825,923
Rockwood Holdings, Inc. (a)	110,764	5,776,343
Symrise AG	149,231	4,318,937

		$38,711,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 3.0%
Advance Auto Parts, Inc.	47,980	$4,249,589
American Eagle Outfitters, Inc.	361,471	6,213,686
Gap, Inc.	237,010	6,195,441
Sally Beauty Holdings, Inc. (a)	296,470	7,352,456
Urban Outfitters, Inc. (a)	181,038	5,270,016

		$29,281,188
Telecommunications - Wireless - 0.7%
SBA Communications Corp. (a)	139,367	$7,081,237

Telephone Services - 0.2%
Frontier Communications Corp. (l)	422,071	$1,760,036

Tobacco - 0.5%
Lorillard, Inc.	36,390	$4,711,777

Utilities - Electric Power - 6.3%
AES Corp. (a)	495,471	$6,475,806
American Water Works Co., Inc.	79,752	2,713,961
Calpine Corp. (a)	216,920	3,733,193
CenterPoint Energy, Inc.	248,924	4,908,781
CMS Energy Corp.	480,899	10,579,778
DTE Energy Co.	99,800	5,491,994
Energias de Portugal S.A.	1,035,283	3,011,430
GenOn Energy, Inc. (a)	975,228	2,028,474
Great Plains Energy, Inc.	211,730	4,291,767
Northeast Utilities	155,806	5,783,519
OGE Energy Corp.	73,390	3,926,365
Portland General Electric Co.	173,590	4,336,278
Wisconsin Energy Corp.	104,584	3,679,265

		$60,960,611
Total Common Stocks (Identified Cost, $761,313,063)		$942,452,003

Convertible Preferred Stocks - 1.1%
Automotive - 0.5%
General Motors Co., 4.75%	114,910	$4,808,983

Utilities - Electric Power - 0.6%
PPL Corp., 9.5%	105,100	$5,695,369
Total Convertible Preferred Stocks (Identified Cost, $11,005,509)		$10,504,352

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.3%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	22,433,734	$22,433,734

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.31%, at Cost and Net Asset Value (j)	3,503,060	$3,503,060
Total Investments (Identified Cost, $798,255,366)		$978,893,149

Other Assets, Less Liabilities - (0.9)%		(8,952,087)
Net Assets - 100.0%		$969,941,062

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $775,821,632)	$956,459,415
Underlying affiliated funds, at cost and value	22,433,734
Total investments, at value, including $3,427,227 of securities on loan (identified cost, $798,255,366)	$978,893,149
Receivables for
Investments sold	1,346,993
Fund shares sold	846,440
Interest and dividends	1,413,711
Other assets	6,909
Total assets	$982,507,202
Liabilities
Payables for
Investments purchased	$8,270,311
Fund shares reacquired	335,246
Collateral for securities loaned, at value	3,503,060
Payable to affiliates
Investment adviser	60,844
Shareholder servicing costs	340,869
Distribution and service fees	7,556
Program manager fees	11
Payable for independent Trustees’ compensation	2,355
Accrued expenses and other liabilities	45,888
Total liabilities	$12,566,140
Net assets	$969,941,062
Net assets consist of
Paid-in capital	$867,146,509
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	180,637,835
Accumulated net realized gain (loss) on investments and foreign currency transactions	(79,271,508)
Undistributed net investment income	1,428,226
Net assets	$969,941,062
Shares of beneficial interest outstanding	67,302,512

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$163,490,865	11,478,757	$14.24
Class B	14,726,192	1,071,012	13.75
Class C	24,625,822	1,792,537	13.74
Class I	743,125,487	51,245,061	14.50
Class R1	2,008,159	147,888	13.58
Class R2	15,876,021	1,134,231	14.00
Class R3	3,141,211	220,735	14.23
Class R4	218,476	15,304	14.28
Class 529A	1,817,079	129,279	14.06
Class 529B	198,352	14,776	13.42
Class 529C	713,398	52,932	13.48

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.11 [100 / 94.25 x $14.24] and $14.92 [100 / 94.25 x $14.06], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,862,786
Interest	18,069
Dividends from underlying affiliated funds	8,573
Foreign taxes withheld	(73,353)
Total investment income	$8,816,075
Expenses
Management fee	$3,304,110
Distribution and service fees	426,583
Program manager fees	1,175
Shareholder servicing costs	682,875
Administrative services fee	72,325
Independent Trustees’ compensation	9,833
Custodian fee	47,206
Shareholder communications	14,219
Audit and tax fees	15,332
Legal fees	6,485
Miscellaneous	84,927
Total expenses	$4,665,070
Fees paid indirectly	(38)
Reduction of expenses by investment adviser and distributor	(1,772)
Net expenses	$4,663,260
Net investment income	$4,152,815
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$19,626,294
Foreign currency transactions	126,014
Net realized gain (loss) on investments and foreign currency transactions	$19,752,308
Change in unrealized appreciation (depreciation)
Investments	$172,390,271
Translation of assets and liabilities in foreign currencies	(1,302)
Net unrealized gain (loss) on investments and foreign currency translation	$172,388,969
Net realized and unrealized gain (loss) on investments and foreign currency	$192,141,277
Change in net assets from operations	$196,294,092

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/12 (unaudited)	Year ended 9/30/11
From operations
Net investment income	$4,152,815	$5,360,796
Net realized gain (loss) on investments and foreign currency transactions	19,752,308	108,957,606
Net unrealized gain (loss) on investments and foreign currency translation	172,388,969	(127,016,394)
Change in net assets from operations	$196,294,092	$(12,697,992)
Distributions declared to shareholders
From net investment income	$(6,100,407)	$(5,710,170)
Change in net assets from fund share transactions	$15,928,728	$52,734,010
Total change in net assets	$206,122,413	$34,325,848
Net assets
At beginning of period	763,818,649	729,492,801
At end of period (including undistributed net investment income of $1,428,226 and $3,375,818, respectively)	$969,941,062	$763,818,649

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.42		$11.64	$9.83	$10.37	$15.15	$13.47
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.07	$0.07	$0.08	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.84		(0.21)	1.79	(0.51)	(3.50)	2.00
Total from investment operations	$2.89		$(0.14)	$1.86	$(0.44)	$(3.42)	$2.13
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.08)	$(0.05)	$(0.10)	$(0.13)	$(0.05)
From net realized gain on investments	—		—	—	—	(1.23)	(0.40)
Total distributions declared to shareholders	$(0.07)		$(0.08)	$(0.05)	$(0.10)	$(1.36)	$(0.45)
Net asset value, end of period (x)	$14.24		$11.42	$11.64	$9.83	$10.37	$15.15
Total return (%) (r)(s)(t)(x)	25.41	(n)	(1.31)	19.05	(3.95)	(24.36)	16.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.22	1.26	1.40	1.34	1.29
Expenses after expense reductions (f)	1.21	(a)	1.22	1.25	1.29	1.34	1.29
Net investment income	0.79	(a)	0.50	0.65	0.93	0.64	0.85
Portfolio turnover	25		56	60	145	69	56
Net assets at end of period (000 omitted)	$163,491		$131,914	$136,470	$118,140	$144,892	$148,571

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class B			2011	2010	2009		2008		2007

Net asset value, beginning of period	$11.00		$11.23	$9.51	$9.97		$14.57		$13.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03)	$(0.01)	$0.02		$(0.00	)(w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.75		(0.20)	1.73	(0.48)		(3.37)		1.93
Total from investment operations	$2.75		$(0.23)	$1.72	$(0.46)		$(3.37)		$1.96
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$—		$—
From net realized gain on investments	—		—	—	—		(1.23)		(0.40)
Total distributions declared to shareholders	$—		$—	$—	$(0.00	)(w)	$(1.23)		$(0.40)
Net asset value, end of period (x)	$13.75		$11.00	$11.23	$9.51		$9.97		$14.57
Total return (%) (r)(s)(t)(x)	25.00	(n)	(2.05)	18.09	(4.59)		(24.84)		15.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.97	2.01	2.11		1.99		1.94
Expenses after expense reductions (f)	1.96	(a)	1.97	2.00	2.00		1.99		1.94
Net investment income (loss)	0.03	(a)	(0.25)	(0.11)	0.24		(0.03)		0.20
Portfolio turnover	25		56	60	145		69		56
Net assets at end of period (000 omitted)	$14,726		$13,813	$18,348	$22,224		$34,037		$72,726

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class C			2011	2010	2009	2008		2007

Net asset value, beginning of period	$10.99		$11.22	$9.50	$9.98	$14.58		$13.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03)	$(0.01)	$0.02	$(0.00	)(w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.75		(0.20)	1.73	(0.49)	(3.37)		1.94
Total from investment operations	$2.75		$(0.23)	$1.72	$(0.47)	$(3.37)		$1.97
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.01)	$(0.00	)(w)	$—
From net realized gain on investments	—		—	—	—	(1.23)		(0.40)
Total distributions declared to shareholders	$—		$—	$—	$(0.01)	$(1.23)		$(0.40)
Net asset value, end of period (x)	$13.74		$10.99	$11.22	$9.50	$9.98		$14.58
Total return (%) (r)(s)(t)(x)	25.02	(n)	(2.05)	18.11	(4.65)	(24.80)		15.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.97	2.01	2.11	1.99		1.94
Expenses after expense reductions (f)	1.96	(a)	1.97	2.00	2.00	1.99		1.94
Net investment income (loss)	0.04	(a)	(0.25)	(0.10)	0.23	(0.02)		0.20
Portfolio turnover	25		56	60	145	69		56
Net assets at end of period (000 omitted)	$24,626		$18,430	$18,717	$17,003	$21,381		$41,066

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.64		$11.86	$10.02	$10.59	$15.43	$13.72
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.10	$0.10	$0.10	$0.13	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.89		(0.22)	1.82	(0.53)	(3.57)	2.04
Total from investment operations	$2.96		$(0.12)	$1.92	$(0.43)	$(3.44)	$2.22
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.10)	$(0.08)	$(0.14)	$(0.17)	$(0.11)
From net realized gain on investments	—		—	—	—	(1.23)	(0.40)
Total distributions declared to shareholders	$(0.10)		$(0.10)	$(0.08)	$(0.14)	$(1.40)	$(0.51)
Net asset value, end of period (x)	$14.50		$11.64	$11.86	$10.02	$10.59	$15.43
Total return (%) (r)(s)(x)	25.61	(n)	(1.07)	19.26	(3.62)	(24.07)	16.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.97	1.01	1.10	0.99	0.94
Expenses after expense reductions (f)	0.96	(a)	0.97	1.00	1.00	0.99	0.94
Net investment income	1.04	(a)	0.76	0.90	1.20	1.01	1.21
Portfolio turnover	25		56	60	145	69	56
Net assets at end of period (000 omitted)	$743,125		$580,412	$537,692	$467,782	$493,192	$610,121

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R1			2011	2010		2009	2008		2007

Net asset value, beginning of period	$10.86		$11.09	$9.39		$9.89	$14.54		$12.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03)	$(0.01)		$0.02	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.72		(0.20)	1.71		(0.49)	(3.36)		1.94
Total from investment operations	$2.72		$(0.23)	$1.70		$(0.47)	$(3.36)		$1.95
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.03)	$(0.06)		$—
From net realized gain on investments	—		—	—		—	(1.23)		(0.40)
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)	$(0.03)	$(1.29)		$(0.40)
Net asset value, end of period (x)	$13.58		$10.86	$11.09		$9.39	$9.89		$14.54
Total return (%) (r)(s)(x)	25.05	(n)	(2.07)	18.11		(4.60)	(24.89)		15.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.97	2.01		2.10	2.03		2.09
Expenses after expense reductions (f)	1.96	(a)	1.97	2.00		2.00	2.03		2.04
Net investment income (loss)	0.05	(a)	(0.25)	(0.10)		0.20	(0.00)		0.07
Portfolio turnover	25		56	60		145	69		56
Net assets at end of period (000 omitted)	$2,008		$1,760	$1,712		$1,424	$1,516		$1,215

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.20		$11.43	$9.66	$10.21	$14.93	$13.29
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.03	$0.04	$0.05	$0.07	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.81		(0.21)	1.77	(0.51)	(3.46)	1.99
Total from investment operations	$2.84		$(0.18)	$1.81	$(0.46)	$(3.39)	$2.07
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.05)	$(0.04)	$(0.09)	$(0.10)	$(0.03)
From net realized gain on investments	—		—	—	—	(1.23)	(0.40)
Total distributions declared to shareholders	$(0.04)		$(0.05)	$(0.04)	$(0.09)	$(1.33)	$(0.43)
Net asset value, end of period (x)	$14.00		$11.20	$11.43	$9.66	$10.21	$14.93
Total return (%) (r)(s)(x)	25.39	(n)	(1.64)	18.76	(4.11)	(24.49)	15.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.47	1.51	1.60	1.51	1.63
Expenses after expense reductions (f)	1.46	(a)	1.47	1.50	1.50	1.51	1.59
Net investment income	0.54	(a)	0.25	0.40	0.70	0.59	0.52
Portfolio turnover	25		56	60	145	69	56
Net assets at end of period (000 omitted)	$15,876		$13,217	$13,697	$11,193	$11,366	$4,275

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.42		$11.64	$9.84	$10.37	$15.11	$13.46
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.07	$0.08	$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.84		(0.21)	1.79	(0.52)	(3.49)	2.00
Total from investment operations	$2.89		$(0.14)	$1.86	$(0.44)	$(3.40)	$2.12
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.08)	$(0.06)	$(0.09)	$(0.11)	$(0.07)
From net realized gain on investments	—		—	—	—	(1.23)	(0.40)
Total distributions declared to shareholders	$(0.08)		$(0.08)	$(0.06)	$(0.09)	$(1.34)	$(0.47)
Net asset value, end of period (x)	$14.23		$11.42	$11.64	$9.84	$10.37	$15.11
Total return (%) (r)(s)(x)	25.46	(n)	(1.29)	18.96	(3.91)	(24.23)	16.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.23	1.26	1.35	1.27	1.34
Expenses after expense reductions (f)	1.21	(a)	1.23	1.25	1.25	1.27	1.34
Net investment income	0.79	(a)	0.50	0.65	0.96	0.73	0.80
Portfolio turnover	25		56	60	145	69	56
Net assets at end of period (000 omitted)	$3,141		$2,141	$898	$883	$1,333	$1,187

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.46		$11.68	$9.86	$10.43	$15.21	$13.53
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.10	$0.10	$0.08	$0.12	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.85		(0.22)	1.80	(0.51)	(3.52)	2.00
Total from investment operations	$2.92		$(0.12)	$1.90	$(0.43)	$(3.40)	$2.17
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.10)	$(0.08)	$(0.14)	$(0.15)	$(0.09)
From net realized gain on investments	—		—	—	—	(1.23)	(0.40)
Total distributions declared to shareholders	$(0.10)		$(0.10)	$(0.08)	$(0.14)	$(1.38)	$(0.49)
Net asset value, end of period (x)	$14.28		$11.46	$11.68	$9.86	$10.43	$15.21
Total return (%) (r)(s)(x)	25.67	(n)	(1.08)	19.37	(3.68)	(24.11)	16.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.97	1.01	1.06	1.02	1.04
Expenses after expense reductions (f)	0.96	(a)	0.97	1.00	1.00	1.02	1.04
Net investment income	1.04	(a)	0.75	0.90	1.04	0.98	1.11
Portfolio turnover	25		56	60	145	69	56
Net assets at end of period (000 omitted)	$218		$173	$175	$147	$50	$66

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class 529A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$11.26		$11.49	$9.71	$10.24	$14.96	$13.29
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.05	$0.06	$0.06	$0.06	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.81		(0.21)	1.77	(0.50)	(3.47)	1.99
Total from investment operations	$2.86		$(0.16)	$1.83	$(0.44)	$(3.41)	$2.07
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.07)	$(0.05)	$(0.09)	$(0.08)	$(0.00	)(w)
From net realized gain on investments	—		—	—	—	(1.23)	(0.40)
Total distributions declared to shareholders	$(0.06)		$(0.07)	$(0.05)	$(0.09)	$(1.31)	$(0.40)
Net asset value, end of period (x)	$14.06		$11.26	$11.49	$9.71	$10.24	$14.96
Total return (%) (r)(s)(t)(x)	25.53	(n)	(1.47)	18.91	(4.03)	(24.53)	15.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.32	1.36	1.49	1.52	1.54
Expenses after expense reductions (f)	1.26	(a)	1.31	1.35	1.39	1.52	1.54
Net investment income	0.75	(a)	0.41	0.56	0.81	0.48	0.60
Portfolio turnover	25		56	60	145	69	56
Net assets at end of period (000 omitted)	$1,817		$1,234	$1,076	$769	$813	$1,048

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class 529B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.74		$10.98	$9.30	$9.79	$14.35	$12.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.04)	$(0.02)	$0.01	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.68		(0.20)	1.70	(0.48)	(3.31)	1.92
Total from investment operations	$2.68		$(0.24)	$1.68	$(0.47)	$(3.33)	$1.91
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.02)	$—	$—
From net realized gain on investments	—		—	—	—	(1.23)	(0.40)
Total distributions declared to shareholders	$—		$—	$—	$(0.02)	$(1.23)	$(0.40)
Net asset value, end of period (x)	$13.42		$10.74	$10.98	$9.30	$9.79	$14.35
Total return (%) (r)(s)(t)(x)	24.95	(n)	(2.19)	18.06	(4.77)	(24.94)	15.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.07	2.11	2.20	2.17	2.19
Expenses after expense reductions (f)	2.01	(a)	2.06	2.10	2.10	2.17	2.19
Net investment income (loss)	(0.02	)(a)	(0.35)	(0.19)	0.11	(0.18)	(0.04)
Portfolio turnover	25		56	60	145	69	56
Net assets at end of period (000 omitted)	$198		$177	$245	$196	$206	$293

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class 529C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.79		$11.02	$9.34	$9.81	$14.38	$12.87
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.04)	$(0.02)	$0.00 (w)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.69		(0.19)	1.70	(0.46)	(3.32)	1.92
Total from investment operations	$2.69		$(0.23)	$1.68	$(0.46)	$(3.34)	$1.91
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.01)	$—	$—
From net realized gain on investments	—		—	—	—	(1.23)	(0.40)
Total distributions declared to shareholders	$—		$—	$—	$(0.01)	$(1.23)	$(0.40)
Net asset value, end of period (x)	$13.48		$10.79	$11.02	$9.34	$9.81	$14.38
Total return (%) (r)(s)(t)(x)	24.93	(n)	(2.09)	17.99	(4.67)	(24.97)	15.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.07	2.11	2.19	2.17	2.19
Expenses after expense reductions (f)	2.01	(a)	2.06	2.10	2.10	2.17	2.19
Net investment income (loss)	(0.01	)(a)	(0.34)	(0.19)	0.05	(0.19)	(0.04)
Portfolio turnover	25		56	60	145	69	56
Net assets at end of period (000 omitted)	$713		$546	$462	$392	$273	$439

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and

Notes to Financial Statements (unaudited) – continued

liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value

Notes to Financial Statements (unaudited) – continued

hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$952,956,355	$—	$—	$952,956,355
Mutual Funds	25,936,794	—	—	25,936,794
Total Investments	$978,893,149	$—	$—	$978,893,149

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $4,318,937 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the

Notes to Financial Statements (unaudited) – continued

loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital

Notes to Financial Statements (unaudited) – continued

gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/11
Ordinary income (including any short-term capital gains)	$5,710,170

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/12
Cost of investments	$803,109,296
Gross appreciation	196,112,239
Gross depreciation	(20,328,386)
Net unrealized appreciation (depreciation)	$175,783,853

As of 9/30/11
Undistributed ordinary income	3,375,818
Capital loss carryforwards	(95,376,523)
Other temporary differences	(29,462)
Net unrealized appreciation (depreciation)	4,631,035

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011 may be carried

Notes to Financial Statements (unaudited) – continued

forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
9/30/18	$(95,376,523)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/12	Year ended 9/30/11
Class A	$797,132	$890,995
Class I	5,233,267	4,747,760
Class R2	43,103	56,055
Class R3	17,928	7,018
Class R4	1,588	1,574
Class 529A	7,389	6,768
Total	$6,100,407	$5,710,170

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary

Notes to Financial Statements (unaudited) – continued

expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	529A	529B	529C
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	1.30%	2.05%	2.05%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2013. For the six months ended March 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,482 and $1,554 for the six months ended March 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$186,494
Class B	0.75%	0.25%	1.00%	1.00%	74,325
Class C	0.75%	0.25%	1.00%	1.00%	109,897
Class R1	0.75%	0.25%	1.00%	1.00%	9,513
Class R2	0.25%	0.25%	0.50%	0.50%	36,866
Class R3	—	0.25%	0.25%	0.25%	3,414
Class 529A	—	0.25%	0.25%	0.25%	1,892
Class 529B	0.75%	0.25%	1.00%	1.00%	940
Class 529C	0.75%	0.25%	1.00%	1.00%	3,242
Total Distribution and Service Fees					$426,583

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2012 based on each class’ average daily net assets.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2012, were as follows:

Amount
Class A	$286
Class B	7,436
Class C	621
Class 529B	35
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until January 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended March 31, 2012, this waiver amounted to $587 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$757	$378
Class 529B	94	47
Class 529C	324	162
Total Program Manager Fees and Waivers	$1,175	$587

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2012, the fee

Notes to Financial Statements (unaudited) – continued

was $104,503, which equated to 0.0237% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $165,439.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended March 31, 2012, these costs for the fund amounted to $412,933 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,662 and are

Notes to Financial Statements (unaudited) – continued

included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,185, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, aggregated $237,196,698 and $217,119,034, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,207,907	$16,051,904	2,524,759	$33,546,619
Class B	81,611	1,035,083	229,760	2,986,540
Class C	304,776	3,859,482	501,828	6,287,048
Class I	2,275,178	29,664,656	6,939,618	90,605,307
Class R1	19,627	244,660	40,855	515,729
Class R2	181,062	2,334,689	433,659	5,678,659
Class R3	51,930	678,489	181,470	2,470,302
Class R4	52	668	15	210
Class 529A	23,103	300,974	23,799	311,624
Class 529B	311	3,798	2,032	26,275
Class 529C	3,401	41,435	11,428	141,953
	4,148,958	$54,215,838	10,889,223	$142,570,266
Shares issued to shareholders in reinvestment of distributions
Class A	37,406	$459,351	38,353	$492,835
Class I	418,363	5,225,349	362,892	4,742,999
Class R2	3,543	42,798	4,420	55,824
Class R3	1,461	17,928	546	7,018
Class R4	129	1,588	122	1,574
Class 529A	609	7,385	533	6,768
	461,511	$5,754,399	406,866	$5,307,018

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,321,009)	$(17,196,986)	(2,734,009)	$(36,291,456)
Class B	(266,355)	(3,415,296)	(607,592)	(7,770,446)
Class C	(189,141)	(2,395,211)	(492,855)	(6,258,110)
Class I	(1,311,783)	(17,316,676)	(2,770,454)	(37,279,062)
Class R1	(33,758)	(413,478)	(33,204)	(420,869)
Class R2	(230,025)	(2,949,340)	(457,047)	(5,920,345)
Class R3	(20,122)	(264,541)	(71,664)	(959,857)
Class R4	(9)	(113)	(15)	(209)
Class 529A	(4,009)	(50,641)	(8,371)	(107,317)
Class 529B	(2,055)	(24,638)	(7,873)	(101,903)
Class 529C	(1,122)	(14,589)	(2,709)	(33,700)
	(3,379,388)	$(44,041,509)	(7,185,793)	$(95,143,274)
Net change
Class A	(75,696)	$(685,731)	(170,897)	$(2,252,002)
Class B	(184,744)	(2,380,213)	(377,832)	(4,783,906)
Class C	115,635	1,464,271	8,973	28,938
Class I	1,381,758	17,573,329	4,532,056	58,069,244
Class R1	(14,131)	(168,818)	7,651	94,860
Class R2	(45,420)	(571,853)	(18,968)	(185,862)
Class R3	33,269	431,876	110,352	1,517,463
Class R4	172	2,143	122	1,575
Class 529A	19,703	257,718	15,961	211,075
Class 529B	(1,744)	(20,840)	(5,841)	(75,628)
Class 529C	2,279	26,846	8,719	108,253
	1,231,081	$15,928,728	4,110,296	$52,734,010

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, and MFS Lifetime 2030 Fund were the owners of record of approximately 28%, 24%, 12%, 7%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2050 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2010 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided

Notes to Financial Statements (unaudited) – continued

by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2012, the fund’s commitment fee and interest expense were $3,055 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	32,380,959	108,095,576	(118,042,801)	22,433,734

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,573	$22,433,734

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

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1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Blended Research®
Core Equity Fund

SEMIANNUAL REPORT

March 31, 2012

UNE-SEM

MFS® BLENDED RESEARCH®
CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession, and that region’s leaders striving to address sovereign debt crises. At the same time, many emerging countries are enjoying a period of strong growth, propelled by the emergence of a middle class.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. That platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

May 16, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.6%
Exxon Mobil Corp.	4.4%
JPMorgan Chase & Co.	2.7%
Chevron Corp.	2.7%
Google, Inc., “A”	2.3%
Pfizer, Inc.	2.0%
Citigroup, Inc.	1.9%
McDonald’s Corp.	1.9%
Abbott Laboratories	1.8%
Procter & Gamble Co.	1.7%

Equity sectors
Technology	18.4%
Financial Services	15.6%
Health Care	11.5%
Energy	10.8%
Consumer Staples	9.4%
Industrial Goods & Services	8.1%
Retailing	5.5%
Utilities & Communications	5.1%
Leisure	4.8%
Basic Materials	4.0%
Transportation	1.6%
Autos & Housing	1.5%
Special Products & Services	1.1%

Percentages are based on net assets as of 3/31/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

October 1, 2011 through March 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2011 through March 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/11	Ending Account Value 3/31/12	Expenses Paid During Period (p) 10/01/11-3/31/12
A	Actual	0.90%	$1,000.00	$1,255.17	$5.07
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
B	Actual	1.65%	$1,000.00	$1,250.00	$9.28
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32
C	Actual	1.65%	$1,000.00	$1,249.79	$9.28
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32
I	Actual	0.65%	$1,000.00	$1,256.52	$3.67
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29
R1	Actual	1.65%	$1,000.00	$1,250.21	$9.28
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32
R2	Actual	1.15%	$1,000.00	$1,253.56	$6.48
	Hypothetical (h)	1.15%	$1,000.00	$1,019.25	$5.81
R3	Actual	0.90%	$1,000.00	$1,254.97	$5.07
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
R4	Actual	0.65%	$1,000.00	$1,256.17	$3.67
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.4%
Issuer	Shares/Par	Value ($)

Aerospace - 3.6%
Lockheed Martin Corp.	12,182	$1,094,673
Northrop Grumman Corp.	15,709	959,506
United Technologies Corp.	15,490	1,284,741

		$3,338,920
Automotive - 1.5%
General Motors Co. (a)	15,710	$402,962
Johnson Controls, Inc.	31,480	1,022,470

		$1,425,432
Biotechnology - 1.8%
Amgen, Inc.	20,770	$1,412,152
Gilead Sciences, Inc. (a)	5,420	264,767

		$1,676,919
Broadcasting - 0.4%
Viacom, Inc., “B”	8,410	$399,139

Brokerage & Asset Managers - 0.2%
CME Group, Inc.	520	$150,452

Business Services - 1.1%
Accenture PLC, “A”	16,360	$1,055,220

Cable TV - 2.5%
DIRECTV, “A” (a)	21,700	$1,070,678
Time Warner Cable, Inc.	14,830	1,208,645

		$2,279,323
Chemicals - 0.8%
CF Industries Holdings, Inc.	4,220	$770,783

Computer Software - 5.0%
Microsoft Corp.	43,612	$1,406,487
Nuance Communications, Inc. (a)	32,910	841,838
Oracle Corp.	52,544	1,532,183
SolarWinds, Inc. (a)	23,340	902,091

		$4,682,599

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 7.4%
Apple, Inc. (a)	8,688	$5,208,195
Hewlett-Packard Co.	32,900	784,007
International Business Machines Corp.	4,191	874,452

		$6,866,654
Consumer Products - 1.8%
Procter & Gamble Co.	24,101	$1,619,828

Electrical Equipment - 1.9%
General Electric Co.	49,364	$990,735
Tyco International Ltd.	13,070	734,273

		$1,725,008
Electronics - 2.6%
Intel Corp.	57,177	$1,607,245
KLA-Tencor Corp.	14,320	779,294

		$2,386,539
Energy - Independent - 2.4%
Apache Corp.	7,720	$775,397
Energy XXI (Bermuda) Ltd. (a)	18,976	685,223
HollyFrontier Corp.	18,710	601,527
Occidental Petroleum Corp.	1,770	168,557

		$2,230,704
Energy - Integrated - 7.1%
Chevron Corp.	23,059	$2,472,847
Exxon Mobil Corp.	47,099	4,084,896

		$6,557,743
Food & Beverages - 5.1%
Bunge Ltd.	13,100	$896,564
Coca-Cola Co.	3,720	275,317
Coca-Cola Enterprises, Inc.	34,160	976,976
Dr Pepper Snapple Group, Inc.	24,330	978,309
General Mills, Inc.	26,270	1,036,352
PepsiCo, Inc.	8,635	572,932

		$4,736,450
Food & Drug Stores - 2.6%
CVS Caremark Corp.	31,660	$1,418,368
Kroger Co.	41,480	1,005,060

		$2,423,428

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 1.1%
Macy’s, Inc.	26,350	$1,046,886

Health Maintenance Organizations - 1.2%
Aetna, Inc.	22,760	$1,141,642

Insurance - 3.5%
ACE Ltd.	4,860	$355,752
Berkshire Hathaway, Inc., “B” (a)	1,310	106,307
Hartford Financial Services Group, Inc.	50,110	1,056,319
Prudential Financial, Inc.	17,810	1,128,976
Travelers Cos., Inc.	10,485	620,712

		$3,268,066
Internet - 2.3%
Google, Inc., “A” (a)	3,358	$2,153,284

Machinery & Tools - 1.8%
Cummins, Inc.	9,940	$1,193,198
United Rentals, Inc. (a)	12,030	515,967

		$1,709,165
Major Banks - 4.8%
Goldman Sachs Group, Inc.	3,060	$380,572
JPMorgan Chase & Co.	54,193	2,491,794
KeyCorp	50,060	425,510
PNC Financial Services Group, Inc.	15,140	976,379
Wells Fargo & Co.	6,410	218,837

		$4,493,092
Medical & Health Technology & Services - 1.8%
HCA Holdings, Inc.	23,540	$582,380
McKesson Corp.	12,760	1,119,945

		$1,702,325
Medical Equipment - 1.5%
Medtronic, Inc.	16,390	$642,324
Thermo Fisher Scientific, Inc.	13,420	756,620

		$1,398,944
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc.	14,410	$998,037

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.1%
F5 Networks, Inc. (a)	7,470	$1,008,151

Oil Services - 1.3%
Halliburton Co.	30,120	$999,683
Oil States International, Inc. (a)	2,660	207,640

		$1,207,323
Other Banks & Diversified Financials - 6.1%
Assured Guaranty Ltd.	37,360	$617,187
Capital One Financial Corp.	10,550	588,057
Citigroup, Inc.	48,504	1,772,821
Discover Financial Services	39,680	1,322,931
Visa, Inc., “A”	11,210	1,322,780

		$5,623,776
Pharmaceuticals - 5.2%
Abbott Laboratories	27,290	$1,672,604
Johnson & Johnson	20,745	1,368,340
Pfizer, Inc.	80,040	1,813,706

		$4,854,650
Pollution Control - 0.8%
Republic Services, Inc.	25,320	$773,779

Precious Metals & Minerals - 0.6%
Coeur d’Alene Mines Corp. (a)	23,610	$560,501

Railroad & Shipping - 0.8%
CSX Corp.	34,000	$731,680

Real Estate - 1.0%
Annaly Mortgage Management, Inc., REIT	45,450	$719,019
Public Storage, Inc., REIT	1,560	215,545

		$934,564
Restaurants - 1.9%
McDonald’s Corp.	17,660	$1,732,446

Specialty Chemicals - 1.5%
Airgas, Inc.	12,480	$1,110,346
Rockwood Holdings, Inc. (a)	5,560	289,954

		$1,400,300

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 1.8%
O’Reilly Automotive, Inc. (a)	9,210	$841,334
PetSmart, Inc.	13,900	795,358

		$1,636,692
Telephone Services - 2.3%
AT&T, Inc.	19,754	$616,917
CenturyLink, Inc.	20,034	774,314
Verizon Communications, Inc.	18,850	720,636

		$2,111,867
Tobacco - 2.5%
Altria Group, Inc.	36,392	$1,123,421
Philip Morris International, Inc.	13,460	1,192,691

		$2,316,112
Trucking - 0.8%
United Parcel Service, Inc., “B”	9,460	$763,611

Utilities - Electric Power - 2.8%
AES Corp. (a)	74,860	$978,420
American Electric Power Co., Inc.	25,560	986,105
CenterPoint Energy, Inc.	14,400	283,968
CMS Energy Corp.	15,750	346,500

		$2,594,993
Total Common Stocks (Identified Cost, $81,032,225)		$90,487,027

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,169,618	$1,169,618
Total Investments (Identified Cost, $82,201,843)		$91,656,645

Other Assets, Less Liabilities - 1.3%		1,244,561
Net Assets - 100.0%		$92,901,206

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $81,032,225)	$90,487,027
Underlying affiliated funds, at cost and value	1,169,618
Total investments, at value (identified cost, $82,201,843)	$91,656,645
Receivables for
Fund shares sold	1,207,721
Dividends	104,601
Receivable from investment adviser	28,425
Other assets	818
Total assets	$92,998,210
Liabilities
Payable to custodian	$637
Payable for fund shares reacquired	35,707
Payable to affiliates
Shareholder servicing costs	21,272
Distribution and service fees	1,429
Payable for independent Trustees’ compensation	9
Accrued expenses and other liabilities	37,950
Total liabilities	$97,004
Net assets	$92,901,206
Net assets consist of
Paid-in capital	$97,118,392
Unrealized appreciation (depreciation) on investments	9,454,802
Accumulated net realized gain (loss) on investments	(14,242,516)
Undistributed net investment income	570,528
Net assets	$92,901,206
Shares of beneficial interest outstanding	5,947,583

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$34,406,439	2,202,851	$15.62
Class B	2,211,694	144,525	15.30
Class C	2,602,091	171,650	15.16
Class I	27,210,931	1,727,686	15.75
Class R1	151,948	10,001	15.19
Class R2	1,780,867	117,298	15.18
Class R3	13,206,738	848,278	15.57
Class R4	11,330,498	725,294	15.62

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.57 [100 / 94.25 x $15.62]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$905,442
Dividends from underlying affiliated funds	427
Total investment income	$905,869
Expenses
Management fee	$228,624
Distribution and service fees	71,110
Shareholder servicing costs	53,038
Administrative services fee	10,780
Independent Trustees’ compensation	809
Custodian fee	9,527
Shareholder communications	8,585
Audit and tax fees	23,771
Legal fees	368
Registration fees	59,159
Miscellaneous	6,872
Total expenses	$472,643
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(153,554)
Net expenses	$319,088
Net investment income	$586,781
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$266,951
Change in unrealized appreciation (depreciation) on investments	$15,897,711
Net realized and unrealized gain (loss) on investments	$16,164,662
Change in net assets from operations	$16,751,443

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/12 (unaudited)	Year ended 9/30/11
From operations
Net investment income	$586,781	$500,589
Net realized gain (loss) on investments	266,951	1,751,494
Net unrealized gain (loss) on investments	15,897,711	(8,434,151)
Change in net assets from operations	$16,751,443	$(6,182,068)
Distributions declared to shareholders
From net investment income	$(510,010)	$(210,003)
Change in net assets from fund share transactions	$17,396,065	$44,683,710
Total change in net assets	$33,637,498	$38,291,639
Net assets
At beginning of period	59,263,708	20,972,069
At end of period (including undistributed net investment income of $570,528 and $493,757, respectively)	$92,901,206	$59,263,708

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class A			2011		2010	2009	2008	2007

Net asset value, beginning of period	$12.53		$12.47		$11.59	$12.61	$16.67	$14.01
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20		$0.16	$0.17	$0.14	$0.09
Net realized and unrealized gain (loss) on investments	3.07		(0.01	)(g)	1.09	(1.09)	(3.71)	2.65
Total from investment operations	$3.18		$0.19		$1.25	$(0.92)	$(3.57)	$2.74
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.13)		$(0.37)	$(0.06)	$(0.17)	$(0.08)
From net realized gain on investments	—		—		—	(0.04)	(0.32)	—
Total distributions declared to shareholders	$(0.09)		$(0.13)		$(0.37)	$(0.10)	$(0.49)	$(0.08)
Net asset value, end of period (x)	$15.62		$12.53		$12.47	$11.59	$12.61	$16.67
Total return (%) (r)(s)(t)(x)	25.52	(n)	1.45		10.96	(7.13)	(21.90)	19.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.67		2.17	1.85	1.38	1.35
Expenses after expense reductions (f)	0.90	(a)	0.90		0.88	0.88	1.18	1.30
Net investment income	1.49	(a)	1.40		1.30	1.78	0.91	0.60
Portfolio turnover	27		92		77	71	91	41
Net assets at end of period (000 omitted)	$34,406		$19,238		$13,018	$11,473	$25,907	$43,612

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class B			2011		2010	2009	2008	2007

Net asset value, beginning of period	$12.24		$12.18		$11.33	$12.38	$16.32	$13.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09		$0.07	$0.10	$0.03	$(0.01)
Net realized and unrealized gain (loss) on investments	3.01		(0.00	)(g)(w)	1.06	(1.08)	(3.64)	2.61
Total from investment operations	$3.06		$0.09		$1.13	$(0.98)	$(3.61)	$2.60
Less distributions declared to shareholders
From net investment income	$—		$(0.03)		$(0.28)	$(0.03)	$(0.01)	$(0.02)
From net realized gain on investments	—		—		—	(0.04)	(0.32)	—
Total distributions declared to shareholders	$—		$(0.03)		$(0.28)	$(0.07)	$(0.33)	$(0.02)
Net asset value, end of period (x)	$15.30		$12.24		$12.18	$11.33	$12.38	$16.32
Total return (%) (r)(s)(t)(x)	25.00	(n)	0.74		10.14	(7.84)	(22.46)	18.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.44		2.92	2.59	2.03	2.00
Expenses after expense reductions (f)	1.65	(a)	1.65		1.63	1.60	1.85	1.95
Net investment income (loss)	0.71	(a)	0.68		0.55	1.06	0.23	(0.05)
Portfolio turnover	27		92		77	71	91	41
Net assets at end of period (000 omitted)	$2,212		$1,444		$1,554	$1,440	$2,034	$4,183

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$12.13		$12.07	$11.25	$12.29	$16.23	$13.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.06	$0.10	$0.03	$(0.01)
Net realized and unrealized gain (loss) on investments	2.98		0.01 (g)	1.06	(1.07)	(3.61)	2.60
Total from investment operations	$3.03		$0.10	$1.12	$(0.97)	$(3.58)	$2.59
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.30)	$(0.03)	$(0.04)	$(0.03)
From net realized gain on investments	—		—	—	(0.04)	(0.32)	—
Total distributions declared to shareholders	$—		$(0.04)	$(0.30)	$(0.07)	$(0.36)	$(0.03)
Net asset value, end of period (x)	$15.16		$12.13	$12.07	$11.25	$12.29	$16.23
Total return (%) (r)(s)(t)(x)	24.98	(n)	0.77	10.12	(7.81)	(22.46)	18.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.44	2.92	2.59	2.03	2.00
Expenses after expense reductions (f)	1.65	(a)	1.65	1.63	1.60	1.86	1.95
Net investment income (loss)	0.71	(a)	0.67	0.55	1.03	0.23	(0.05)
Portfolio turnover	27		92	77	71	91	41
Net assets at end of period (000 omitted)	$2,602		$1,586	$1,525	$1,476	$1,810	$3,340

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class I			2011		2010	2009	2008	2007

Net asset value, beginning of period	$12.64		$12.57		$11.69	$12.73	$16.84	$14.12
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23		$0.19	$0.22	$0.18	$0.15
Net realized and unrealized gain (loss) on investments	3.11		(0.00	)(g)(w)	1.09	(1.14)	(3.72)	2.68
Total from investment operations	$3.23		$0.23		$1.28	$(0.92)	$(3.54)	$2.83
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)		$(0.40)	$(0.08)	$(0.25)	$(0.11)
From net realized gain on investments	—		—		—	(0.04)	(0.32)	—
Total distributions declared to shareholders	$(0.12)		$(0.16)		$(0.40)	$(0.12)	$(0.57)	$(0.11)
Net asset value, end of period (x)	$15.75		$12.64		$12.57	$11.69	$12.73	$16.84
Total return (%) (r)(s)(x)	25.65	(n)	1.73		11.21	(7.07)	(21.62)	20.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.38		1.87	1.51	1.01	1.00
Expenses after expense reductions (f)	0.65	(a)	0.65		0.64	0.60	0.88	0.95
Net investment income	1.71	(a)	1.67		1.55	2.34	1.20	0.96
Portfolio turnover	27		92		77	71	91	41
Net assets at end of period (000 omitted)	$27,211		$20,260		$4,503	$1,163	$21,551	$52,956

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R1			2011		2010	2009	2008 (i)

Net asset value, beginning of period	$12.15		$12.10		$11.29	$12.38	$13.70
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.09		$0.07	$0.10	$0.01
Net realized and unrealized gain (loss) on investments	2.99		(0.00	)(g)(w)	1.05	(1.08)	(1.33	)(g)
Total from investment operations	$3.04		$0.09		$1.12	$(0.98)	$(1.32)
Less distributions declared to shareholders
From net investment income	$—		$(0.04)		$(0.31)	$(0.07)	$—
From net realized gain on investments	—		—		—	(0.04)	—
Total distributions declared to shareholders	$—		$(0.04)		$(0.31)	$(0.11)	$—
Net asset value, end of period (x)	$15.19		$12.15		$12.10	$11.29	$12.38
Total return (%) (r)(s)(x)	25.02	(n)	0.73		10.05	(7.78)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.42		2.92	2.60	2.93	(a)
Expenses after expense reductions (f)	1.65	(a)	1.65		1.63	1.60	1.60	(a)
Net investment income	0.71	(a)	0.69		0.55	1.02	0.88	(a)
Portfolio turnover	27		92		77	71	91
Net assets at end of period (000 omitted)	$152		$119		$92	$83	$90

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R2			2011	2010	2009	2008 (i)

Net asset value, beginning of period	$12.19		$12.17	$11.34	$12.38	$13.70
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.12	$0.15	$0.01
Net realized and unrealized gain (loss) on investments	3.00		0.02 (g)	1.07	(1.08)	(1.33	)(g)
Total from investment operations	$3.08		$0.16	$1.19	$(0.93)	$(1.32)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.14)	$(0.36)	$(0.07)	$—
From net realized gain on investments	—		—	—	(0.04)	—
Total distributions declared to shareholders	$(0.09)		$(0.14)	$(0.36)	$(0.11)	$—
Net asset value, end of period (x)	$15.18		$12.19	$12.17	$11.34	$12.38
Total return (%) (r)(s)(x)	25.36	(n)	1.25	10.65	(7.32)	(9.64	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.87	2.42	2.10	2.43	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15	1.13	1.10	1.10	(a)
Net investment income	1.21	(a)	1.07	1.05	1.52	1.38	(a)
Portfolio turnover	27		92	77	71	91
Net assets at end of period (000 omitted)	$1,781		$1,587	$93	$84	$90

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R3			2011	2010	2009	2008 (i)

Net asset value, beginning of period	$12.50		$12.43	$11.57	$12.60	$13.94
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.18	$0.16	$0.17	$0.02
Net realized and unrealized gain (loss) on investments	3.06		0.02 (g)	1.08	(1.08)	(1.36	)(g)
Total from investment operations	$3.17		$0.20	$1.24	$(0.91)	$(1.34)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.13)	$(0.38)	$(0.08)	$—
From net realized gain on investments	—		—	—	(0.04)	—
Total distributions declared to shareholders	$(0.10)		$(0.13)	$(0.38)	$(0.12)	$—
Net asset value, end of period (x)	$15.57		$12.50	$12.43	$11.57	$12.60
Total return (%) (r)(s)(x)	25.50	(n)	1.53	10.92	(7.09)	(9.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.51	2.17	1.85	2.18	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90	0.89	0.85	0.85	(a)
Net investment income	1.48	(a)	1.32	1.30	1.77	1.64	(a)
Portfolio turnover	27		92	77	71	91
Net assets at end of period (000 omitted)	$13,207		$7,016	$93	$84	$90

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/12 (unaudited)		Years ended 9/30
Class R4			2011	2010	2009	2008 (i)

Net asset value, beginning of period	$12.54		$12.47	$11.60	$12.61	$13.94
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.20	$0.19	$0.20	$0.02
Net realized and unrealized gain (loss) on investments	3.08		0.03 (g)	1.08	(1.09)	(1.35	)(g)
Total from investment operations	$3.20		$0.23	$1.27	$(0.89)	$(1.33)
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)	$(0.40)	$(0.08)	$—
From net realized gain on investments	—		—	—	(0.04)	—
Total distributions declared to shareholders	$(0.12)		$(0.16)	$(0.40)	$(0.12)	$—
Net asset value, end of period (x)	$15.62		$12.54	$12.47	$11.60	$12.61
Total return (%) (r)(s)(x)	25.62	(n)	1.75	11.21	(6.89)	(9.54	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.30	1.92	1.60	1.93	(a)
Expenses after expense reductions (f)	0.65	(a)	0.65	0.63	0.60	0.60	(a)
Net investment income	1.72	(a)	1.46	1.55	2.01	1.88	(a)
Portfolio turnover	27		92	77	71	91
Net assets at end of period (000 omitted)	$11,330		$8,014	$94	$84	$90

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception September 2, 2008, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

21

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

22

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$90,487,027	$—	$—	$90,487,027
Mutual Funds	1,169,618	—	—	1,169,618
Total Investments	$91,656,645	$—	$—	$91,656,645

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital

23

Notes to Financial Statements (unaudited) – continued

gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/11
Ordinary income (including any short-term capital gains)	$210,003

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/12
Cost of investments	$82,583,874
Gross appreciation	10,463,696
Gross depreciation	(1,390,925)
Net unrealized appreciation (depreciation)	$9,072,771

As of 9/30/11
Undistributed ordinary income	493,757
Capital loss carryforwards	(14,127,436)
Net unrealized appreciation (depreciation)	(6,824,940)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as

24

Notes to Financial Statements (unaudited) – continued

short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
9/30/18	$(14,127,436)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/12	Year ended 9/30/11
Class A	$191,055	$137,085
Class B	—	3,826
Class C	—	4,477
Class I	174,995	58,264
Class R1	—	317
Class R2	10,314	3,867
Class R3	60,046	966
Class R4	73,600	1,201
Total	$510,010	$210,003

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2014. For

25

Notes to Financial Statements (unaudited) – continued

the six months ended March 31, 2012, this reduction amounted to $153,448 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,846 for the six months ended March 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$35,721
Class B	0.75%	0.25%	1.00%	1.00%	8,581
Class C	0.75%	0.25%	1.00%	1.00%	10,175
Class R1	0.75%	0.25%	1.00%	1.00%	683
Class R2	0.25%	0.25%	0.50%	0.50%	4,125
Class R3	—	0.25%	0.25%	0.25%	11,825
Total Distribution and Service Fees					$71,110

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2012, were as follows:

Amount
Class A	$6
Class B	822
Class C	169

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as

26

Notes to Financial Statements (unaudited) – continued

shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2012, the fee was $11,411, which equated to 0.0299% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $41,627.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2012 was equivalent to an annual effective rate of 0.0283% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended March 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $350 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $106, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

27

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $35,915,967 and $20,025,650, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	946,607	$13,320,261	1,084,589	$15,427,205
Class B	43,198	622,157	41,300	577,146
Class C	47,553	664,208	50,826	700,294
Class I	385,802	5,600,092	1,362,673	20,179,872
Class R1	228	3,170	2,313	33,327
Class R2	4,188	58,018	139,685	1,974,934
Class R3	338,241	4,893,145	612,753	9,138,317
Class R4	118,555	1,673,597	654,415	9,233,376
	1,884,372	$26,834,648	3,948,554	$57,264,471
Shares issued to shareholders in reinvestment of distributions
Class A	11,652	$158,584	8,833	$119,242
Class B	—	—	256	3,393
Class C	—	—	232	3,042
Class I	4,740	64,991	4,157	56,495
Class R1	—	—	24	317
Class R2	779	10,314	294	3,867
Class R3	4,425	60,046	72	966
Class R4	5,412	73,600	89	1,201
	27,008	$367,535	13,957	$188,523

28

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/12		Year ended 9/30/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(290,598)	$(4,180,544)	(602,524)	$(8,345,605)
Class B	(16,679)	(230,933)	(51,134)	(698,995)
Class C	(6,696)	(90,422)	(46,635)	(641,475)
Class I	(265,613)	(3,708,850)	(122,331)	(1,668,068)
Class R1	(9)	(130)	(135)	(1,826)
Class R2	(17,811)	(242,609)	(17,451)	(250,776)
Class R3	(55,676)	(807,864)	(59,031)	(840,158)
Class R4	(37,859)	(544,766)	(22,880)	(322,381)
	(690,941)	$(9,806,118)	(922,121)	$(12,769,284)
Net change
Class A	667,661	$9,298,301	490,898	$7,200,842
Class B	26,519	391,224	(9,578)	(118,456)
Class C	40,857	573,786	4,423	61,861
Class I	124,929	1,956,233	1,244,499	18,568,299
Class R1	219	3,040	2,202	31,818
Class R2	(12,844)	(174,277)	122,528	1,728,025
Class R3	286,990	4,145,327	553,794	8,299,125
Class R4	86,108	1,202,431	631,624	8,912,196
	1,220,439	$17,396,065	3,040,390	$44,683,710

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2012, the fund’s commitment fee and interest expense were $212 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	290,402	15,310,547	(14,431,331)	1,169,618

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$427	$1,169,618

30

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

31

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2012

*	Print name and title of each signing officer under his or her signature.